Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000230413
Shareholder Report [Line Items]
Fund Name	Diversified Equity Fund
Trading Symbol	DAACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
AssetsNet	$ 386,866,000
Holdings Count | Holding	1,707
Advisory Fees Paid, Amount	$ 73
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,866	1,707	$73	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.0%
Futures Contracts	0.4%
Cash Equivalent	1.2%
Real Estate	1.9%
Utilities	2.0%
Materials	2.2%
Energy	2.9%
Consumer Staples	4.6%
Health Care	8.7%
Communication Services	8.8%
Consumer Discretionary	9.5%
Industrials	9.5%
Financials	13.1%
Information Technology	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.5%
Apple	4.7%
Microsoft Corp	4.0%
Amazon.com Inc	2.8%
Alphabet Inc, Cl A	2.4%
Alphabet Inc, Cl C	2.0%
Meta Platforms, Cl A	1.9%
Broadcom Inc	1.9%
Tesla Inc	1.5%
Berkshire Hathaway Inc, Cl B	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000230414
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	AAEYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 182,267,000
Holdings Count | Holding	560
Advisory Fees Paid, Amount	$ 55
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$182,267	560	$55	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bond	0.1%
Asset-Backed Securities	0.3%
Materials	0.6%
U.S. Government Agency Obligations	0.6%
Real Estate	0.8%
Consumer Discretionary	1.4%
Consumer Staples	1.5%
Communication Services	1.7%
Energy	1.8%
Information Technology	1.9%
Industrials	2.0%
Sovereign Debt	2.0%
Utilities	2.3%
Health Care	2.6%
Financials	8.5%
Mortgage-Backed Securities	25.4%
U.S. Treasury Obligations	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	3.1%
U.S. Treasury Notes	4.000%	01/31/31	2.7%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	3.750%	12/31/28	1.9%
U.S. Treasury Bonds	4.750%	11/15/53	1.8%
U.S. Treasury Notes	3.750%	12/31/30	1.8%
U.S. Treasury Notes	3.375%	12/31/27	1.7%
U.S. Treasury Notes	3.750%	04/15/28	1.7%
U.S. Treasury Notes	3.500%	10/15/28	1.5%

C000230415
Shareholder Report [Line Items]
Fund Name	Enhanced Fixed Income Fund
Trading Symbol	AAEZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 47,564,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 23
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$47,564	3	$23	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.3%
Exchange-Traded Funds	97.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	48.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.